DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 3,193,390		$ 2,942,737		$ 2,755,821
Social security taxes	595,112		492,620		474,525
Compensation to Directors and Supervisory Committee	32,528		39,718		21,253
Professional services fees	483,128		422,573		153,215
Technical operator assistance fees	1,144,777		2,026,244		887,901
Materials	387,772		344,492		149,305
Third parties services	435,870		402,701		317,596
Telecommunications and post expenses	44,810		33,498		24,756
Rents	43,758		38,129		16,828
Transports and freight	115,986		104,751		89,022
Easements	91,941		83,186		54,249
Offices supplies	13,332		10,763		8,633
Travels expenses	132,485		131,177		47,741
Insurance	96,399		101,944		81,007
Property, plant and equipment maintenance	2,566,969		1,946,371		1,546,413
Depreciation of property, plant and equipment	3,695,615		3,419,820		3,107,746
Taxes and contributions	3,044,070		2,578,080		1,413,444
Advertising	90,137		7,470		1,180
Doubtful accounts	2,435		203,860		(35,989)
Banks expenses	19,308		18,691		11,102
Interests expense	2,509,815		2,577,365		1,301,985
Foreign exchange loss	15,636,514		20,185,935		1,718,617
Capitalized financial costs	(446,195)		0		0
Costs of services rendered to third parties	13,664		254,250		177,326
Other financial charges					258,315
Other expenses	132,706		135,374		88,909
Total	34,076,326		38,501,749		14,670,900
Tax on exports	843,418		382,863		1,978
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	1,463,206		1,370,862		1,329,370
Social security taxes	271,610		222,669		208,944
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	15,383		10,841		3,706
Technical operator assistance fees	776,200		1,289,165		400,020
Materials	169,415		105,664		46,117
Third parties services	180,037		157,394		132,233
Telecommunications and post expenses	12,956		6,455		3,307
Rents	12,717		11,779		4,863
Transports and freight	73,000		64,965		52,995
Easements	87,367		83,186		54,249
Offices supplies	4,019		3,647		2,561
Travels expenses	65,497		58,722		21,350
Insurance	47,111		58,713		47,294
Property, plant and equipment maintenance	2,233,041		1,700,665		1,331,530
Depreciation of property, plant and equipment	2,842,666		2,481,136		2,414,921
Taxes and contributions	334,176		262,317		327,852
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs	0
Costs of services rendered to third parties	0		0		0
Other financial charges					0
Other expenses	79,239		56,152		47,134
Total	8,667,640		7,944,332		6,428,446
Operating Expenses, Non Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	953,222		873,457		721,780
Social security taxes	170,506		130,665		123,835
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	248,648		208,637		7,585
Technical operator assistance fees	368,577		737,079		487,881
Materials	218,357		238,828		103,188
Third parties services	222,864		200,379		159,075
Telecommunications and post expenses	6,097		4,395		3,034
Rents	21,141		15,846		2,432
Transports and freight	40,551		35,357		30,416
Easements	4,574		0		0
Offices supplies	2,310		1,324		900
Travels expenses	35,936		41,135		7,865
Insurance	38,101		36,451		26,962
Property, plant and equipment maintenance	298,406		221,697		198,875
Depreciation of property, plant and equipment	697,391		527,193		500,115
Taxes and contributions	24,473		30,893		20,606
Advertising	0		0		5
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs	0
Costs of services rendered to third parties	13,664		254,250		177,326
Other financial charges					0
Other expenses	43,877		42,269		20,838
Total	3,408,695		3,599,855		2,592,718
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	604,578		549,048		550,569
Social security taxes	117,055		107,092		108,080
Compensation to Directors and Supervisory Committee	32,528		39,718		21,253
Professional services fees	186,970		192,647		129,187
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	24,485		30,443		26,288
Telecommunications and post expenses	23,952		21,933		17,223
Rents	8,888		9,147		8,372
Transports and freight	2,435		4,429		5,560
Easements	0		0		0
Offices supplies	5,183		4,815		4,027
Travels expenses	27,340		25,222		13,831
Insurance	6,391		6,775		6,013
Property, plant and equipment maintenance	35,522		24,009		13,290
Depreciation of property, plant and equipment	155,558		411,491		192,710
Taxes and contributions	3,903		3,274		1,824
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	19,308		18,691		11,102
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs	0
Costs of services rendered to third parties	0		0		0
Other financial charges					0
Other expenses	6,204		30,846		19,607
Total	1,260,300		1,479,580		1,128,936
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	172,384		149,370		154,102
Social security taxes	35,941		32,194		33,666
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	32,127		10,448		12,737
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	8,484		14,485		0
Telecommunications and post expenses	1,805		715		1,192
Rents	1,012		1,357		1,161
Transports and freight	0		0		51
Easements	0		0		0
Offices supplies	1,820		977		1,145
Travels expenses	3,712		6,098		4,695
Insurance	4,796		5		738
Property, plant and equipment maintenance	0		0		2,718
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	2,681,518	[1]	2,281,596	[2]	1,063,162	[3]
Advertising	90,137		7,470		1,175
Doubtful accounts	2,435		203,860		(35,989)
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Capitalized financial costs	0
Costs of services rendered to third parties	0		0		0
Other financial charges					0
Other expenses	3,386		6,107		1,330
Total	3,039,557		2,714,682		1,241,883
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travels expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Doubtful accounts	0		0		0
Banks expenses	0		0		0
Interests expense	2,509,815		2,577,365		1,301,985
Foreign exchange loss	15,636,514		20,185,935		1,718,617
Capitalized financial costs	(446,195)
Costs of services rendered to third parties	0		0		0
Other financial charges					258,315
Other expenses	0		0		0
Total	$ 17,700,134		$ 22,763,300		$ 3,278,917

[1]	Includes tax on exports for Ps. 843,418 for the year ended December 31, 2019.
[2]	Includes tax on exports of Ps. 382,863 for the year ended December 31, 2018.
[3]	Includes tax on exports for Ps. 1,978 for the year ended December 31, 2017.